Summary of Significant Accounting Policies - Trade Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for doubtful accounts, beginning balance	$ 4,221	$ 1,949	$ 1,490
Charged to costs and expenses	1,823	3,378	1,314
Amounts charged off, net	(2,698)	(1,106)	(855)
Allowance for doubtful accounts, ending balance	$ 3,346	$ 4,221	$ 1,949